Installment Payment Receivables, Net - Summary of sales-type and direct financing leases, lease receivable, maturity (Detail) - Vehicles and Batteries [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Installment Payment Receivables [Line Items]
Within 1 year	¥ 2,679,103
Between 1 and 2 years	2,203,402
Between 2 and 3 years	1,570,031
Between 3 and 4 years	978,699
Between 4 and 5 years	330,486
Thereafter	206
Total receivables of installment payments	7,761,927
Less: Unrealized finance income	(666,934)
Installment payment receivables, gross	7,094,993
Less: Allowance for installment payment receivables	(87,821)
Installment payment receivables - net	¥ 7,007,172	¥ 4,909,550